OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 29,153	$ 34,626
Payroll and employee tax	653	654
Bunker obligations on time charter out contracts	3,652	1,523
Other current liabilities	36	462
Total other current liabilities	$ 33,494	$ 37,265